Schedule of Investments (unaudited) March 31, 2019	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.8%

Biotechnology — 15.6%
ACADIA Pharmaceuticals, Inc.(a)(b)	37,400	$1,004,190
Acceleron Pharma, Inc.(a)(b)	42,600	1,983,882
Acerta Pharma BV, Series B, (Acquired 2/01/16, cost $986,402)(c)(d)	17,146,440	1,976,985
Agios Pharmaceuticals, Inc.(a)(b)	15,900	1,072,296
Alexion Pharmaceuticals, Inc.(a)(b)	18,200	2,460,276
Allakos, Inc.(a)	15,312	620,136
Allogene Therapeutics, Inc.(a)	6,919	200,028
Allogene Therapeutics, Inc., (Acquired 10/10/18, cost $505,000)(d)	33,006	951,288
Alnylam Pharmaceuticals, Inc.(a)	8,200	766,290
Amgen, Inc.(b)	15,160	2,880,097
Amicus Therapeutics, Inc.(a)(b)	22,430	305,048
AnaptysBio, Inc.(a)(b)	2,100	153,405
Apellis Pharmaceuticals, Inc.(a)	23,047	449,416
Arena Pharmaceuticals, Inc.(a)(b)	27,244	1,221,349
Biogen, Inc.(a)(b)	12,048	2,847,906
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	19,650	1,011,385
BioMarin Pharmaceutical, Inc.(a)(b)	32,700	2,904,741
Blueprint Medicines Corp.(a)(b)	3,500	280,175
Cellectis SA, ADR(a)	15,095	276,842
Checkpoint Therapeutics, Inc.(a)	43,100	123,266
Corbus Pharmaceuticals Holdings, Inc.(a)(e)	33,800	234,910
Cytokinetics, Inc.(a)	11,300	91,417
Eidos Therapeutics, Inc.(a)(e)	7,886	184,927
Exact Sciences Corp.(a)(b)	14,800	1,281,976
Galapagos NV, ADR(a)(b)	5,700	671,346
Genmab A/S(a)	5,300	919,643
Gilead Sciences, Inc.(b)	85,900	5,584,359
Halozyme Therapeutics, Inc.(a)(b)	25,200	405,720
ImmunoGen, Inc.(a)	35,500	96,205
Incyte Corp.(a)(b)	44,900	3,861,849
InflaRx NV(a)	14,196	536,467
Insmed, Inc.(a)(b)	51,086	1,485,070
Mirati Therapeutics, Inc.(a)(b)	9,200	674,360
Neurocrine Biosciences, Inc.(a)(b)	22,100	1,947,010
Principia Biopharma, Inc.(a)	4,047	137,598
Ra Pharmaceuticals, Inc.(a)	39,457	883,837
Regeneron Pharmaceuticals, Inc.(a)(b)	9,158	3,760,458
Sarepta Therapeutics, Inc.(a)(b)	14,020	1,671,044
Seattle Genetics, Inc.(a)(b)	56,067	4,106,347
Spark Therapeutics, Inc.(a)	8,910	1,014,671
Sutro Biopharma, Inc.(a)	588	6,697
Syndax Pharmaceuticals, Inc.(a)	15,784	82,866
Ultragenyx Pharmaceutical, Inc.(a)(b)	17,500	1,213,800
Vertex Pharmaceuticals, Inc.(a)(b)	34,205	6,292,010

		60,633,588

Health Care Equipment & Supplies — 32.9%
Abbott Laboratories(b)	301,100	24,069,934
Align Technology, Inc.(a)(b)	6,100	1,734,413
Baxter International, Inc.(b)	103,300	8,399,323

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.(b)	24,933	$6,226,518
Boston Scientific Corp.(a)	420,284	16,130,500
ConvaTec Group PLC(f)	1,018,100	1,878,566
Edwards Lifesciences Corp.(a)(b)	47,000	8,992,510
Intuitive Surgical, Inc.(a)(b)	19,400	11,069,252
Masimo Corp.(a)(b)	40,100	5,545,028
Medtronic PLC(b)	129,400	11,785,752
Nevro Corp.(a)(b)	12,900	806,379
ResMed, Inc.(b)	38,300	3,982,051
SI-BONE, Inc.(a)	6,296	118,617
Stryker Corp.(b)	64,400	12,720,288
Teleflex, Inc.(b)	16,800	5,076,288
Varian Medical Systems, Inc.(a)(b)	21,400	3,032,808
Wright Medical Group NV(a)(b)	62,900	1,978,205
Zimmer Biomet Holdings, Inc.(b)	31,200	3,984,240

		127,530,672

Health Care Providers & Services — 17.4%
Amedisys, Inc.(a)(b)	24,960	3,076,570
Anthem, Inc.	36,500	10,474,770
Centene Corp.(a)	89,000	4,725,900
Cigna Corp.(a)(b)	34,300	5,516,126
Guardant Health, Inc.(a)	4,749	364,248
HCA Healthcare, Inc.(b)	24,594	3,206,566
Humana, Inc.(b)	28,700	7,634,200
LHC Group, Inc.(a)(b)	11,227	1,244,625
Quest Diagnostics, Inc.(b)	21,200	1,906,304
UnitedHealth Group, Inc.	119,402	29,523,338

		67,672,647

Health Care Technology — 0.5%
Teladoc Health, Inc.(a)(b)	34,500	1,918,200

Life Sciences Tools & Services — 7.2%
Agilent Technologies, Inc.(b)	56,000	4,501,280
Charles River Laboratories International, Inc.(a)(b)	9,600	1,394,400
Genfit ADR(a)	10,200	244,800
Illumina, Inc.(a)(b)	3,200	994,208
IQVIA Holdings, Inc.(a)(b)	23,500	3,380,475
QIAGEN NV(a)(b)	50,200	2,042,136
Thermo Fisher Scientific, Inc.(b)	47,500	13,001,700
WuXi AppTec Co. Ltd.(a)(f)	112,000	1,363,270
Wuxi Biologics Cayman, Inc.(a)(f)	106,500	1,037,459

		27,959,728

Pharmaceuticals — 25.2%
Allergan PLC(b)	28,985	4,243,694
Assembly Biosciences, Inc.(a)(b)	5,033	99,100
AstraZeneca PLC	74,276	5,928,813
AstraZeneca PLC — ADR(b)	38,600	1,560,598
Bristol-Myers Squibb Co.(b)	90,962	4,339,797
Chugai Pharmaceutical Co. Ltd.	16,100	1,108,952
Daiichi Sankyo Co. Ltd.	30,300	1,399,183
Elanco Animal Health, Inc.(a)(b)	97,291	3,120,122

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Co.(b)	90,700	$11,769,232
GlaxoSmithKline PLC	182,900	3,799,891
Hua Medicine, (Acquired 09/07/18, Cost $342,936)(d)	405,105	398,399
Hua Medicine(a)(f)	314,500	309,294
Merck & Co., Inc.(b)	208,079	17,305,930
Merck KGaA	17,310	1,976,299
MyoKardia, Inc.(a)	7,113	369,805
Nektar Therapeutics(a)(b)	7,400	248,640
Novartis AG — ADR(b)	22,300	2,143,922
Novo Nordisk A/S — ADR(b)	80,800	4,226,648
Pfizer, Inc.(b)	409,798	17,404,121
Reata Pharmaceuticals, Inc., Class A(a)(b)	9,019	770,854
Roche Holding AG	7,000	1,928,884
Sanofi	32,700	2,891,469
Sanofi — ADR(b)	42,400	1,877,472
Teva Pharmaceutical Industries Ltd. — ADR(a)(b)	59,000	925,120
Theravance Biopharma, Inc.(a)	4,700	106,549
Tricida, Inc.(a)	9,249	357,196
Urovant Sciences Ltd.(a)	6,639	66,722
Zoetis, Inc.(b)	70,000	7,046,900

		97,723,606

Total Common Stocks — 98.8% (Cost — $257,261,399)		383,438,441

Security	Investment Value (000)	Value

Other Interests(g) — 0.0%

Pharmaceuticals — 0.0%
Afferent Pharmaceuticals, Inc., Series C(c)	$190	$123,604

Total Other Interests — 0.0% (Cost — $0)		123,604

Total Long-Term Investments — 98.8% (Cost — $257,261,399)		383,562,045

	Shares

Short-Term Securities — 4.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(h)(i)	16,640,395	16,640,395
SL Liquidity Series, LLC, Money Market Series, 2.67%(h)(i)	144,477	144,506

Total Short-Term Securities — 4.3% (Cost — $16,784,899)		16,784,901

Total Investments Before Options Written — 103.1% (Cost — $274,046,298)		400,346,946

Options Written — (0.9)% (Premiums Received — $2,771,745)		(3,507,702)

Total Investments, Net of Options Written — 102.2% (Cost — $271,274,553)		396,839,244

Liabilities in Excess of Other Assets — (2.2)%		(8,679,459)

Net Assets Applicable to Common Shares — 100.0%		$388,159,785

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $3,326,672, representing 0.9% of its net assets as of period end, and an original cost of $1,834,338.

(e)	Security, or a portion of the security, is on loan.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)	Annualized 7-day yield as of period end.

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Health Sciences Trust (BME)

(i)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	25,967,520	(9,327,125)	16,640,395	$16,640,395	$130,624		$—	$—
SL Liquidity Series, LLC, Money Market Series	4,665	139,812	144,477	144,506	41,971	(b)	103	2

				$16,784,901	$172,595		$103	$2

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub sector classifications for reporting ease.

Currency Abbreviations

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar
Portfolio Abbreviations

ADR	American Depositary Receipts

OTC	Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Allergan PLC	23	04/05/19	USD	144.00	USD	337	$(7,878)
Baxter International, Inc.	55	04/05/19	USD	75.00	USD	447	(34,100)
Biogen, Inc.	8	04/05/19	USD	342.50	USD	189	(160)
Humana, Inc.	45	04/05/19	USD	312.50	USD	1,197	(675)
Medtronic PLC	106	04/05/19	USD	93.50	USD	965	(2,120)
Merck & Co., Inc.	18	04/05/19	USD	80.50	USD	150	(4,941)
Pfizer, Inc.	58	04/05/19	USD	43.50	USD	246	(174)
Pfizer, Inc.	57	04/05/19	USD	44.00	USD	242	(228)
Pfizer, Inc.	39	04/05/19	USD	42.50	USD	166	(1,306)
Pfizer, Inc.	171	04/05/19	USD	42.04	USD	726	(11,021)
Vertex Pharmaceuticals, Inc.	67	04/05/19	USD	180.00	USD	1,232	(38,190)
Agios Pharmaceuticals, Inc.	31	04/09/19	USD	62.79	USD	209	(16,159)
Abbott Laboratories	56	04/12/19	USD	78.50	USD	448	(11,172)
Alexion Pharmaceuticals, Inc.	35	04/12/19	USD	130.00	USD	473	(22,925)

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Amgen, Inc.	6	04/12/19	USD	197.50	USD	114	$(537)
Edwards Lifesciences Corp.	70	04/12/19	USD	177.50	USD	1,339	(100,800)
Novartis AG — ADR	35	04/12/19	USD	91.25	USD	336	(17,750)
Pfizer, Inc.	57	04/12/19	USD	44.50	USD	242	(285)
Pfizer, Inc.	39	04/12/19	USD	43.00	USD	166	(1,072)
Pfizer, Inc.	182	04/12/19	USD	43.18	USD	773	(4,321)
ACADIA Pharmaceuticals, Inc.	149	04/18/19	USD	30.00	USD	400	(5,215)
Abbott Laboratories	205	04/18/19	USD	77.50	USD	1,639	(65,600)
Acceleron Pharma, Inc.	85	04/18/19	USD	45.00	USD	396	(19,550)
Agilent Technologies, Inc.	105	04/18/19	USD	82.50	USD	844	(7,035)
Agios Pharmaceuticals, Inc.	32	04/18/19	USD	70.00	USD	216	(6,240)
Alexion Pharmaceuticals, Inc.	35	04/18/19	USD	140.00	USD	473	(5,775)
Align Technology, Inc.	16	04/18/19	USD	260.00	USD	455	(42,960)
Allergan PLC	22	04/18/19	USD	150.00	USD	322	(3,971)
Amgen, Inc.	54	04/18/19	USD	195.00	USD	1,026	(11,880)
Amicus Therapeutics, Inc.	89	04/18/19	USD	14.00	USD	121	(3,782)
AnaptysBio, Inc.	4	04/18/19	USD	85.00	USD	29	(320)
Arena Pharmaceuticals, Inc.	108	04/18/19	USD	49.00	USD	484	(5,346)
Assembly Biosciences, Inc.	20	04/18/19	USD	25.00	USD	39	(3,500)
AstraZeneca PLC — ADR	154	04/18/19	USD	42.50	USD	623	(3,080)
Becton Dickinson & Co.	44	04/18/19	USD	250.00	USD	1,099	(16,500)
BioMarin Pharmaceutical, Inc.	65	04/18/19	USD	100.00	USD	577	(2,437)
Biogen, Inc.	20	04/18/19	USD	340.00	USD	473	(300)
Biohaven Pharmaceutical Holding Co. Ltd.	28	04/18/19	USD	40.00	USD	144	(33,040)
Biohaven Pharmaceutical Holding Co. Ltd.	36	04/18/19	USD	50.00	USD	185	(15,120)
Blueprint Medicines Corp.	7	04/18/19	USD	70.00	USD	56	(7,665)
Blueprint Medicines Corp.	7	04/18/19	USD	85.00	USD	56	(1,172)
Bristol-Myers Squibb Co.	62	04/18/19	USD	52.50	USD	296	(620)
Charles River Laboratories International, Inc.	18	04/18/19	USD	145.00	USD	261	(5,940)
Cigna Corp.	14	04/18/19	USD	180.00	USD	225	(147)
Edwards Lifesciences Corp.	59	04/18/19	USD	180.00	USD	1,129	(72,275)
Elanco Animal Health, Inc.	43	04/18/19	USD	35.00	USD	138	(537)
Elanco Animal Health, Inc.	346	04/18/19	USD	32.00	USD	1,110	(32,870)
Eli Lilly & Co.	28	04/18/19	USD	125.00	USD	363	(15,820)
Eli Lilly & Co.	67	04/18/19	USD	130.00	USD	869	(14,774)
Exact Sciences Corp.	59	04/18/19	USD	95.00	USD	511	(4,573)
Galapagos NV	22	04/18/19	USD	105.00	USD	259	(31,680)
Gilead Sciences, Inc.	144	04/18/19	USD	67.50	USD	936	(5,976)
HCA Healthcare, Inc.	45	04/18/19	USD	135.00	USD	587	(4,163)
Halozyme Therapeutics, Inc.	100	04/18/19	USD	17.00	USD	161	(4,250)
IQVIA Holdings, Inc.	40	04/18/19	USD	140.00	USD	575	(21,600)
Illumina, Inc.	12	04/18/19	USD	320.00	USD	373	(4,560)
Incyte Corp.	103	04/18/19	USD	90.00	USD	886	(11,330)
Insmed, Inc.	99	04/18/19	USD	34.00	USD	288	(990)
Intuitive Surgical, Inc.	70	04/18/19	USD	560.00	USD	3,994	(144,200)
LHC Group, Inc.	35	04/18/19	USD	115.00	USD	388	(4,375)
Masimo Corp.	156	04/18/19	USD	135.00	USD	2,157	(78,000)
Medtronic PLC	53	04/18/19	USD	92.50	USD	483	(4,028)
Merck & Co., Inc.	178	04/18/19	USD	82.50	USD	1,480	(28,480)
Mirati Therapeutics, Inc.	36	04/18/19	USD	85.00	USD	264	(4,320)

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Neurocrine Biosciences, Inc.	44	04/18/19	USD	90.00	USD	388	$(12,650)
Nevro Corp.	25	04/18/19	USD	45.00	USD	156	(43,750)
Novartis AG — ADR	6	04/18/19	USD	91.50	USD	58	(3,082)
Novartis AG — ADR	7	04/18/19	USD	90.00	USD	67	(4,515)
Pfizer, Inc.	105	04/18/19	USD	43.00	USD	446	(4,042)
Pfizer, Inc.	83	04/18/19	USD	42.00	USD	353	(7,761)
Pfizer, Inc.	57	04/18/19	USD	42.50	USD	242	(3,562)
QIAGEN NV	98	04/18/19	USD	40.00	USD	399	(23,520)
Quest Diagnostics, Inc.	56	04/18/19	USD	90.00	USD	504	(7,700)
Reata Pharmaceuticals, Inc.	19	04/18/19	USD	110.00	USD	162	(1,045)
Regeneron Pharmaceuticals, Inc.	24	04/18/19	USD	425.00	USD	985	(9,000)
ResMed, Inc.	150	04/18/19	USD	105.00	USD	1,560	(24,750)
Sanofi	82	04/18/19	USD	45.00	USD	363	(3,280)
Sanofi	85	04/18/19	USD	44.00	USD	376	(7,650)
Sarepta Therapeutics, Inc.	56	04/18/19	USD	140.00	USD	667	(2,884)
Seattle Genetics, Inc.	124	04/18/19	USD	80.00	USD	908	(5,890)
Stryker Corp.	123	04/18/19	USD	186.00	USD	2,429	(150,587)
Teladoc Health, Inc.	60	04/18/19	USD	70.00	USD	334	(750)
Teladoc Health, Inc.	74	04/18/19	USD	65.00	USD	411	(2,960)
Teleflex, Inc.	17	04/18/19	USD	280.00	USD	514	(39,100)
Teleflex, Inc.	39	04/18/19	USD	290.00	USD	1,178	(52,650)
Thermo Fisher Scientific, Inc.	55	04/18/19	USD	250.00	USD	1,505	(131,450)
Thermo Fisher Scientific, Inc.	113	04/18/19	USD	260.00	USD	3,093	(171,760)
Ultragenyx Pharmaceutical, Inc.	70	04/18/19	USD	70.00	USD	486	(20,825)
Varian Medical Systems, Inc.	6	04/18/19	USD	135.00	USD	85	(4,500)
Varian Medical Systems, Inc.	50	04/18/19	USD	140.00	USD	709	(17,750)
Vertex Pharmaceuticals, Inc.	69	04/18/19	USD	195.00	USD	1,269	(11,213)
Wright Medical Group NV	61	04/18/19	USD	32.50	USD	192	(1,982)
Zoetis, Inc.	72	04/18/19	USD	95.00	USD	725	(43,920)
Abbott Laboratories	223	04/26/19	USD	80.50	USD	1,783	(31,889)
Baxter International, Inc.	198	04/26/19	USD	78.50	USD	1,610	(74,745)
Becton Dickinson & Co.	55	04/26/19	USD	250.00	USD	1,374	(23,925)
Cigna Corp.	77	04/26/19	USD	172.50	USD	1,238	(5,852)
Eli Lilly & Co.	99	04/26/19	USD	125.00	USD	1,285	(59,648)
Gilead Sciences, Inc.	23	04/26/19	USD	66.50	USD	150	(2,185)
HCA Healthcare, Inc.	50	04/26/19	USD	141.00	USD	652	(1,500)
Medtronic PLC	88	04/26/19	USD	94.50	USD	802	(3,608)
Merck & Co., Inc.	307	04/26/19	USD	82.50	USD	2,553	(54,339)
Pfizer, Inc.	56	04/26/19	USD	42.50	USD	238	(4,172)
Pfizer, Inc.	114	04/26/19	USD	43.00	USD	484	(5,586)
Regeneron Pharmaceuticals, Inc.	11	04/26/19	USD	425.00	USD	452	(6,160)
Teva Pharmaceutical Industries Ltd. — ADR	118	04/26/19	USD	17.50	USD	185	(767)
Novartis AG — ADR	35	04/29/19	USD	89.25	USD	336	(25,823)
Novo Nordisk A/S — ADR	103	04/30/19	USD	52.45	USD	539	(13,453)
Wright Medical Group NV	61	04/30/19	USD	32.25	USD	192	(3,706)
Abbott Laboratories	258	05/03/19	USD	80.51	USD	2,062	(40,720)
Allergan PLC	70	05/03/19	USD	150.00	USD	1,025	(23,030)
Amedisys, Inc.	49	05/03/19	USD	130.95	USD	604	(16,758)
Baxter International, Inc.	105	05/03/19	USD	81.00	USD	854	(23,835)
Bristol-Myers Squibb Co.	170	05/03/19	USD	50.00	USD	811	(13,345)
Cigna Corp.	46	05/03/19	USD	172.50	USD	740	(7,015)
Eli Lilly & Co.	158	05/03/19	USD	133.00	USD	2,050	(33,022)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Gilead Sciences, Inc.	23	05/03/19	USD	66.50	USD	150	$(3,300)
Medtronic PLC	141	05/03/19	USD	91.50	USD	1,284	(24,675)
Nektar Therapeutics	14	05/03/19	USD	36.00	USD	47	(1,925)
Pfizer, Inc.	342	05/03/19	USD	43.00	USD	1,452	(25,821)
Zoetis, Inc.	100	05/03/19	USD	102.00	USD	1,007	(20,500)
Amedisys, Inc.	50	05/07/19	USD	130.96	USD	616	(18,702)
Humana, Inc.	45	05/10/19	USD	275.00	USD	1,197	(25,200)
Abbott Laboratories	172	05/17/19	USD	77.50	USD	1,375	(66,650)
Abbott Laboratories	258	05/17/19	USD	80.00	USD	2,062	(59,340)
Acceleron Pharma, Inc.	85	05/17/19	USD	50.00	USD	396	(26,350)
Agilent Technologies, Inc.	113	05/17/19	USD	82.50	USD	908	(20,453)
Align Technology, Inc.	7	05/17/19	USD	290.00	USD	199	(11,095)
AnaptysBio, Inc.	4	05/17/19	USD	85.00	USD	29	(1,250)
Bristol-Myers Squibb Co.	131	05/17/19	USD	52.50	USD	625	(6,354)
Charles River Laboratories International, Inc.	18	05/17/19	USD	145.00	USD	261	(11,430)
Gilead Sciences, Inc.	144	05/17/19	USD	67.50	USD	936	(20,736)
Humana, Inc.	24	05/17/19	USD	295.00	USD	638	(3,840)
IQVIA Holdings, Inc.	41	05/17/19	USD	145.00	USD	590	(20,295)
Insmed, Inc.	99	05/17/19	USD	34.00	USD	288	(8,663)
Medtronic PLC	115	05/17/19	USD	92.50	USD	1,047	(18,745)
Merck & Co., Inc.	165	05/17/19	USD	82.50	USD	1,372	(43,313)
Merck & Co., Inc.	141	05/17/19	USD	85.00	USD	1,173	(17,202)
Nektar Therapeutics	15	05/17/19	USD	36.00	USD	50	(2,437)
Neurocrine Biosciences, Inc.	44	05/17/19	USD	90.00	USD	388	(24,420)
Nevro Corp.	26	05/17/19	USD	45.00	USD	163	(46,410)
Novartis AG — ADR	6	05/17/19	USD	97.50	USD	58	(1,080)
Novo Nordisk A/S — ADR	117	05/17/19	USD	49.75	USD	612	(38,858)
Pfizer, Inc.	279	05/17/19	USD	43.00	USD	1,185	(22,041)
QIAGEN NV	97	05/17/19	USD	40.00	USD	395	(27,160)
Quest Diagnostics, Inc.	28	05/17/19	USD	90.00	USD	252	(7,420)
Reata Pharmaceuticals, Inc.	18	05/17/19	USD	100.00	USD	154	(4,770)
Seattle Genetics, Inc.	100	05/17/19	USD	80.00	USD	732	(20,250)
Stryker Corp.	123	05/17/19	USD	190.50	USD	2,429	(126,672)
Teva Pharmaceutical Industries Ltd. — ADR	118	05/17/19	USD	18.00	USD	185	(2,596)
Wright Medical Group NV	122	05/17/19	USD	35.00	USD	384	(7,015)
Zimmer Biomet Holdings, Inc.	78	05/17/19	USD	135.00	USD	996	(11,505)
Zoetis, Inc.	100	05/17/19	USD	100.00	USD	1,007	(35,000)
Novo Nordisk A/S — ADR	94	06/03/19	USD	52.50	USD	492	(18,213)
BioMarin Pharmaceutical, Inc.	65	06/21/19	USD	105.00	USD	577	(14,463)

							$(3,187,570)

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Health Sciences Trust (BME)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AstraZeneca PLC	Goldman Sachs International	27,400	04/03/19	GBP	62.20	GBP	1,679	$(12,671)
Chugai Pharmaceutical Co. Ltd.	Goldman Sachs International	6,400	04/03/19	JPY	7,137.90	JPY	48,857	(29,230)
Genmab A/S	Goldman Sachs International	2,100	04/03/19	DKK	1,035.31	DKK	2,425	(38,044)
GlaxoSmithKline PLC	Goldman Sachs International	19,000	04/09/19	GBP	15.39	GBP	303	(14,824)
Incyte Corp.	Citibank N.A.	7,600	04/09/19	USD	87.53	USD	654	(9,851)
Centene Corp.	Citibank N.A.	17,800	04/15/19	USD	63.91	USD	945	(73)
Baxter International, Inc.	JPMorgan Chase Bank N.A.	4,400	04/18/19	USD	76.28	USD	358	(23,649)
GlaxoSmithKline PLC	Goldman Sachs International	19,000	04/18/19	GBP	15.46	GBP	303	(14,471)
Daiichi Sankyo Co., Ltd.	Morgan Stanley & Co. International PLC	6,100	04/23/19	JPY	4,719.75	JPY	31,219	(23,440)
Sanofi	Goldman Sachs International	6,500	04/24/19	EUR	78.72	EUR	512	(10,511)
Merck KGaA	Deutsche Bank AG	5,600	04/25/19	EUR	96.37	EUR	570	(38,551)
WuXi Biologics, Inc.	Goldman Sachs International	20,500	04/26/19	HKD	83.79	HKD	1,568	(6,503)
WuXi Biologics, Inc.	Goldman Sachs International	22,000	05/02/19	HKD	84.89	HKD	1,682	(7,424)
Daiichi Sankyo Co., Ltd.	Goldman Sachs International	6,000	05/07/19	JPY	4,562.48	JPY	30,707	(31,667)
Sanofi	Morgan Stanley & Co. International PLC	6,500	05/07/19	EUR	78.72	EUR	512	(13,046)
Convatec Group PLC	Credit Suisse International	407,200	05/08/19	GBP	1.50	GBP	578	(33,036)
Merck & Co., Inc.	Goldman Sachs International	1,400	05/08/19	EUR	100.07	EUR	142	(4,942)
Centene Corp.	Barclays Bank PLC	17,800	05/13/19	USD	61.04	USD	945	(8,199)

								$(320,132)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Health Sciences Trust (BME)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Biotechnology	$56,785,672	$1,870,931	$1,976,985	$60,633,588
Health Care Equipment & Supplies	125,652,106	1,878,566	—	127,530,672
Health Care Providers & Services	67,672,647	—	—	67,672,647
Health Care Technology	1,918,200	—	—	1,918,200
Life Sciences Tools & Services	26,922,269	1,037,459	—	27,959,728
Pharmaceuticals	78,291,716	19,431,890	—	97,723,606
Other Interests	—	—	123,604	123,604
Short-Term Securities	16,640,395	—	—	16,640,395

Subtotal	$373,883,005	$24,218,846	$2,100,589	$400,202,440

Investments Valued at net asset value (“NAV”)(a)				144,506
Total Investments				$400,346,946

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(2,681,745)	$(825,957)	$—	$(3,507,702)

(a)	As of March 31, 2019, certain of the Trust’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written which are shown at value.

During the period ended March 31, 2019, there were no transfers between Levels.

8